Derivative financial instruments - Notional amount (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Derivatives
Derivative financial instruments
Derivative instruments, notional amount	$ 2,065,000	$ 2,065,000
Embedded options within listed bonds
Derivative financial instruments
Derivative instruments, notional amount	1,940,000	1,940,000
Foreign exchange swaps
Derivative financial instruments
Derivative instruments, notional amount	$ 125,000	$ 125,000